INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets at December 31, 2018 and September 30, 2018:

	December 31, 2018	September 30, 2018
License Rights	$17,712,991	$17,712,991
Patent Costs	100,000	100,000
	17,812,991	17,812,991
Accumulated Amortization and impairment	(10,366,100)	(10,201,073)
Total Intangible Assets	$7,446,891	$7,611,918

Intangible assets at September 30, 2018 and 2017 consist of:

	2018	2017
License Rights	$17,712,991	$17,712,991
Patent Costs	100,000	200,000
	17,812,991	17,912,991
Accumulated Amortization and Impairment	(10,201,073)	(3,825,389)
Total Intangible Assets	$7,611,918	$14,087,602

Schedule of estimated future amortization of intangibles

The estimated future amortization of intangibles for the next five years is as follows:

Years ending September 30,	Amortization Expense
2019	654,728
2020	656,521
2021	653,855
2022	652,874
2023	652,358
Thereafter	4,341,583
Total	$7,611,918